Note 18 - Segmented Information	12 Months Ended
Jan. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 18 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one business segment providing logistics technology solutions. The following tables provide our segmented revenue information by geographic location of customer and revenue type:

	January 31, 2015	January 31, 2014	January 31, 2013
Revenues
United States	72,837	68,877	60,420
Canada	15,187	14,388	14,212
Americas, excluding Canada and United States	973	1,028	1,052
Belgium	13,959	14,961	15,668
Netherlands	14,876	14,475	12,370
EMEA, excluding Belgium and Netherlands	44,065	33,095	16,916
Asia Pacific	8,963	4,470	6,245
	170,860	151,294	126,883

	January 31, 2015	January 31, 2014	January 31, 2013
Revenues
Services	159,050	137,795	116,822
Licenses	11,810	13,499	10,061
	170,860	151,294	126,883

Services revenues are composed of the following: (i) ongoing transactional and/or subscription fees for use of our services and products by our customers; (ii) professional services revenues from consulting, implementation and training services related to our services and products; (iii) maintenance and other related revenues, which include revenues associated with maintenance and support of our services and products; and (iv) hardware revenues. License revenues derive from licenses granted to our customers to use our software products.

The following table provides our segmented information by geographic area of operation for our long-lived assets. Long-lived assets represent capital assets, goodwill and intangibles that are attributed to individual geographic segments.

	January 31, 2015	January 31, 2014
Total long-lived assets
United States	141,981	67,843
Canada	14,745	18,437
Belgium	19,936	28,048
Netherlands	10,483	14,802
EMEA, excluding Belgium and Netherlands	83,250	85,490
	270,395	214,620